Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000220403
Shareholder Report [Line Items]
Fund Name	Sterling Capital Focus Equity ETF
Trading Symbol	LCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sterling Capital Focus Equity ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sterlingcapital.com/investments/exchange-traded-funds/lcg/#materials. You can also request this information by contacting us at (888) 228-1872.
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapital.com/investments/exchange-traded-funds/lcg/#materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Focus Equity ETF	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Focus Equity ETF - NAV	Russell 3000® Index	Russell 1000® Growth Index
Aug-2020	$10,000	$10,000	$10,000
May-2021	$11,032	$12,513	$11,400
May-2022	$8,416	$12,052	$10,687
May-2023	$9,676	$12,297	$11,708
May-2024	$10,496	$15,689	$15,641
May-2025	$12,180	$17,747	$18,396

Average Annual Return [Table Text Block]
	1 Year	Since Inception (August 26, 2020)
Sterling Capital Focus Equity ETF - NAV	16.04%	4.23%
Russell 3000® Index	13.12%	12.80%
Russell 1000® Growth Index	17.61%	13.66%

Performance Inception Date	Aug. 26, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,207,496
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 250,268
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,207,496 Number of Portfolio Holdings21 Advisory Fee $250,268 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Communications	4.1%
Consumer Discretionary	4.3%
Industrials	5.5%
Health Care	8.3%
Technology	77.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Adyen N.V.	14.2%
S&P Global, Inc.	8.3%
IDEXX Laboratories, Inc.	8.3%
CoStar Group, Inc.	7.2%
Veeva Systems, Inc., Class A	5.9%
ASML Holding N.V.	4.7%
Shopify, Inc., Class A	4.4%
Amazon.com, Inc.	4.3%
Tokyo Electron Ltd.	4.2%
Alphabet, Inc., Class C	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.